GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 90.2%
Bond Funds – 57.9%
1,864	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 92,774
7,491	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	425,564
29,925	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,688,069
13,468	iShares Core U.S. Aggregate Bond ETF	1,594,880
2,261	iShares JP Morgan EM Local Currency Bond ETF	98,760
2,263	iShares JP Morgan USD Emerging Markets Bond ETF	258,548
2,919	Vanguard Long-Term Corporate Bond ETF	326,432

		4,485,027

Foreign Stock Funds – 14.0%
7,914	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	283,400
20,888	Goldman Sachs ActiveBeta International Equity ETF(a)	639,591
1,586	iShares Global Infrastructure ETF	68,198
1,478	iShares MSCI EAFE Small-Cap ETF	95,065

		1,086,254

Stock Funds(a) – 18.3%
15,104	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	1,105,915
3,981	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	201,041
2,165	Goldman Sachs MarketBeta U.S. Equity ETF	109,185

		1,416,141

TOTAL EXCHANGE TRADED FUNDS (Cost $6,053,847)		$6,987,422

Shares	Dividend Rate	Value

Investment Companies(a) – 4.4%
Goldman Sachs Financial Square Government Fund - Class R6
339,366	0.016%	$ 339,366
(Cost $339,366)

TOTAL INVESTMENTS – 94.6% (Cost $6,393,213)		$7,326,788

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.4%		417,770

NET ASSETS – 100.0%		$7,744,558

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	2	12/18/20	$362,320	$23,334

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 100.6%
Bond Funds – 49.1%
1,705	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 84,860
7,960	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	452,208
26,517	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,495,824
10,698	iShares Core U.S. Aggregate Bond ETF	1,266,857
2,115	iShares JP Morgan EM Local Currency Bond ETF	92,383
2,211	iShares JP Morgan USD Emerging Markets Bond ETF	252,607
3,569	Vanguard Long-Term Corporate Bond ETF	399,121

		4,043,860

Foreign Stock Funds – 19.3%
9,416	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	337,187
34,683	Goldman Sachs ActiveBeta International Equity ETF(a)	1,061,993
1,622	iShares Global Infrastructure ETF	69,746
1,889	iShares MSCI EAFE Small-Cap ETF	121,501

		1,590,427

Stock Funds – 32.2%
26,364	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,930,372
5,030	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	254,015
7,897	Goldman Sachs MarketBeta U.S. Equity ETF(a)	398,261
849	Vanguard Real Estate ETF	71,316

		2,653,964

TOTAL EXCHANGE TRADED FUNDS (Cost $7,130,833)		$8,288,251

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund - Class R6
217,319	0.016%	$ 217,319
(Cost $217,319)

TOTAL INVESTMENTS — 103.2% (Cost $7,348,152)		$8,505,570

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(263,623)

NET ASSETS — 100.0%		$8,241,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	1	12/18/20	$181,160	$11,666

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 100.8%
Bond Funds – 38.7%
1,146	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 57,038
4,995	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	283,766
14,254	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	804,068
4,127	iShares Core U.S. Aggregate Bond ETF	488,720
1,340	iShares JP Morgan EM Local Currency Bond ETF	58,531
1,241	iShares JP Morgan USD Emerging Markets Bond ETF	141,784
2,088	Vanguard Long-Term Corporate Bond ETF	233,501

		2,067,408

Foreign Stock Funds – 21.0%
6,032	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	216,006
24,540	Goldman Sachs ActiveBeta International Equity ETF(a)	751,415
1,112	iShares Global Infrastructure ETF	47,816
1,673	iShares MSCI EAFE Small-Cap ETF	107,607

		1,122,844

Stock Funds – 41.1%
21,646	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	1,584,920
1,752	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	88,476
9,412	Goldman Sachs MarketBeta U.S. Equity ETF(a)	474,666
582	Vanguard Real Estate ETF	48,888

		2,196,950

TOTAL EXCHANGE TRADED FUNDS (Cost $4,596,414)		$5,387,202

Shares	Dividend Rate	Value

Investment Company(a) – 5.2%
Goldman Sachs Financial Square Government Fund - Class R6
275,991	0.016%	$ 275,991
(Cost $275,991)

TOTAL INVESTMENTS – 106.0% (Cost $4,872,405)		$5,663,193

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.0)%		(321,104)

NET ASSETS – 100.0%		$5,342,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	1	12/18/20	$91,005	$14,980

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 90.2%
Bond Funds – 29.6%
1,685	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 83,865
7,309	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	415,224
12,520	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	706,253
2,559	iShares Core U.S. Aggregate Bond ETF	303,037
1,760	iShares JP Morgan EM Local Currency Bond ETF	76,877
2,020	iShares JP Morgan USD Emerging Markets Bond ETF	230,785
3,192	Vanguard Long-Term Corporate Bond ETF	356,961

		2,173,002

Foreign Stock Funds – 26.4%
10,117	Goldman Sachs ActiveBeta® Emerging Markets Equity ETF(a)	362,290
43,831	Goldman Sachs ActiveBeta® International Equity ETF(a)	1,342,105
1,606	iShares Global Infrastructure ETF	69,058
2,493	iShares MSCI EAFE Small-Cap ETF	160,350

		1,933,803

Stock Funds – 34.2%
28,031	Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF(a)	2,052,430
2,371	Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF(a)	119,736
5,313	Goldman Sachs MarketBeta U.S. Equity ETF(a)	267,945
840	Vanguard Real Estate ETF	70,560

		2,510,671

TOTAL EXCHANGE TRADED FUNDS (Cost $5,558,739)		$6,617,476

Shares	Dividend Rate	Value

Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund - Class R6
38,304	0.016%	$ 38,304
(Cost $38,304)

TOTAL INVESTMENTS – 90.7% (Cost $5,597,043)		$6,655,780

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.3%		678,814

NET ASSETS – 100.0%		$7,334,594

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.1%
Bond Funds – 15.7%
2,126	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 105,814
2,044	Goldman Sachs Access Inflation Protected USD Bond ETF(a)	116,120
8,109	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	457,429
1,561	iShares JP Morgan EM Local Currency Bond ETF	68,184
1,480	iShares JP Morgan USD Emerging Markets Bond ETF	169,090
3,107	Vanguard Long-Term Corporate Bond ETF	347,456

		1,264,093

Foreign Stock Funds – 33.0%
15,523	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	555,879
60,072	Goldman Sachs ActiveBeta International Equity ETF(a)	1,839,405
1,637	iShares Global Infrastructure ETF	70,391
3,101	iShares MSCI EAFE Small-Cap ETF	199,456

		2,665,131

Stock Funds(a) – 49.4%
31,706	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,321,513
6,865	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	346,682
26,298	Goldman Sachs MarketBeta U.S. Equity ETF	1,326,261

		3,994,456

TOTAL EXCHANGE TRADED FUNDS (Cost $6,628,682)		$7,923,680

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Class R6
18,841	0.016%	$ 18,841
(Cost $18,841)

TOTAL INVESTMENTS – 98.3% (Cost $6,647,523)		$7,942,521

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		135,739

NET ASSETS – 100.0%		$8,078,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.8%
Bond Funds – 8.1%
2,990	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 148,817
1,749	iShares JP Morgan USD Emerging Markets Bond ETF	199,823
2,953	Vanguard Long-Term Corporate Bond ETF	330,234

		678,874

Foreign Stock Funds – 35.7%
18,334	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	656,541
65,202	Goldman Sachs ActiveBeta International Equity ETF(a)	1,996,485
1,739	iShares Global Infrastructure ETF	74,777
4,051	iShares MSCI EAFE Small-Cap ETF	260,560

		2,988,363

Stock Funds(a) – 54.0%
34,480	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,524,625
7,524	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	379,962
32,263	Goldman Sachs MarketBeta U.S. Equity ETF	1,627,088

		4,531,675

TOTAL EXCHANGE TRADED FUNDS (Cost $6,862,795)		$8,198,912

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund - Class R6
18,918	0.016%	$ 18,918
(Cost $18,918)

TOTAL INVESTMENTS – 98.0% (Cost $6,881,713)		$8,217,830

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		170,473

NET ASSETS – 100.0%		$8,388,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:

ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.7%
Bond Funds – 8.1%
2,748	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 136,772
1,555	iShares JP Morgan USD Emerging Markets Bond ETF	177,659
2,661	Vanguard Long-Term Corporate Bond ETF	297,579

		612,010

Foreign Stock Funds – 36.1%
16,982	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	608,125
58,785	Goldman Sachs ActiveBeta International Equity ETF(a)	1,799,997
1,598	iShares Global Infrastructure ETF	68,714
3,723	iShares MSCI EAFE Small-Cap ETF	239,463

		2,716,299

Stock Funds(a) – 53.5%
32,061	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,347,506
6,832	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	345,016
26,541	Goldman Sachs MarketBeta U.S. Equity ETF	1,338,516

		4,031,038

TOTAL EXCHANGE TRADED FUNDS (Cost $6,158,814)		$7,359,347

Shares	Dividend Rate	Value

Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund - Class R6
161,112	0.016%	$ 161,112
(Cost $161,112)

TOTAL INVESTMENTS – 99.9% (Cost $6,319,926)		$7,520,459

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		11,190

NET ASSETS – 100.0%		$7,531,649

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.8%
Bond Funds – 8.1%
2,798	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 139,260
1,665	iShares JP Morgan USD Emerging Markets Bond ETF	190,226
2,808	Vanguard Long-Term Corporate Bond ETF	314,019

		643,505

Foreign Stock Funds – 36.0%
18,071	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	647,123
62,291	Goldman Sachs ActiveBeta International Equity ETF(a)	1,907,350
1,627	iShares Global Infrastructure ETF	69,961
3,791	iShares MSCI EAFE Small-Cap ETF	243,837

		2,868,271

Stock Funds(a) – 53.7%
33,507	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,453,383
6,941	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	350,521
29,413	Goldman Sachs MarketBeta U.S. Equity ETF	1,483,356

		4,287,260

TOTAL EXCHANGE TRADED FUNDS (Cost $6,525,523)		$7,799,036

Shares	Dividend Rate	Value

Investment Company(a) – 2.7%
Goldman Sachs Financial Square Government Fund - Class R6
216,834	0.016%	$ 216,834
(Cost $216,834)

TOTAL INVESTMENTS – 100.5% (Cost $6,742,357)		$8,015,870

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(39,401)

NET ASSETS – 100.0%		$7,976,469

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 8.1%
2,964	Goldman Sachs Access High Yield Corporate Bond ETF(a)	$ 147,522
1,999	iShares JP Morgan USD Emerging Markets Bond ETF	228,386
3,263	Vanguard Long-Term Corporate Bond ETF	364,901

		740,809

Foreign Stock Funds – 35.3%
19,910	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	712,977
71,653	Goldman Sachs ActiveBeta International Equity ETF(a)	2,194,015
1,724	iShares Global Infrastructure ETF	74,132
4,015	iShares MSCI EAFE Small-Cap ETF	258,245

		3,239,369

Stock Funds(a) – 54.8%
38,146	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	2,793,050
8,145	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF	411,323
36,070	Goldman Sachs MarketBeta U.S. Equity ETF	1,819,082

		5,023,455

TOTAL EXCHANGE TRADED FUNDS (Cost $7,581,798)		$9,003,633

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%
Goldman Sachs Financial Square Government Fund - Class R6
216,969	0.016%	$ 216,969
(Cost $216,969)

TOTAL INVESTMENTS – 100.6% (Cost $7,798,767)		$9,220,602

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(56,055)

NET ASSETS – 100.0%		$9,164,547

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	2	12/18/20	$182,010	$29,960

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Portfolios that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

I. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2020:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,987,422	$—	$—
Investment Company	339,366	—	—

Total	$7,326,788	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$23,334	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,288,251	$—	$—
Investment Company	217,319	—	—

Total	$8,505,570	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$11,666	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$5,387,202	$—	$—
Investment Company	275,991	—	—

Total	$5,663,193	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$14,980	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$6,617,476	$—	$—
Investment Company	38,304	—	—

Total	$6,655,780	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,923,680	$—	$—
Investment Company	18,841	—	—

Total	$7,942,521	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,198,912	$—	$—
Investment Company	18,918	—	—

Total	$8,217,830	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,359,347	$—	$—
Investment Company	161,112	—	—

Total	$7,520,459	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,799,036	$—	$—
Investment Company	216,834	—	—

Total	$8,015,870	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$9,003,633	$—	$—
Investment Company	216,969	—	—

Total	$9,220,602	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$29,960	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other Portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s liquidity.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

November 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio or Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio or Underlying Fund and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.